Noninterest Expense (Details 1) (USD $)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Noninterest Expense (Numeric) [Abstract]
Foreclosed property expense	$ 210,000,000	$ 303,000,000
Pending or Threatened Litigation [Member]
Merger And Acquisition Cost [Line Items]
Litigation expense (benefit)	$ 1,100,000,000	$ 2,900,000,000